Quarterly Holdings Report
for
Fidelity® Total Bond K6 Fund
November 30, 2023
TBDK6-NPRT1-0124
1.9884013.106
Nonconvertible Bonds - 24.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.55% 12/1/33	339,000	263,893
3.8% 12/1/57	4,105,000	2,805,889
4.3% 2/15/30	559,000	528,881
5.15% 11/15/46	1,000,000	895,561
Verizon Communications, Inc.:
2.1% 3/22/28	1,151,000	1,019,208
2.55% 3/21/31	1,065,000	884,336
3% 3/22/27	263,000	246,348
4.862% 8/21/46	1,250,000	1,115,818
5.012% 4/15/49	16,000	14,886
		7,774,820
Entertainment - 0.1%
The Walt Disney Co. 3.8% 3/22/30	2,050,000	1,927,561
Media - 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.3% 2/1/32	5,000,000	3,823,928
4.4% 4/1/33	6,526,000	5,790,327
5.25% 4/1/53	5,499,000	4,403,737
5.375% 5/1/47	2,000,000	1,617,434
5.5% 4/1/63	2,499,000	1,977,270
5.75% 4/1/48	861,000	726,324
Comcast Corp. 6.45% 3/15/37	365,000	393,280
Discovery Communications LLC:
3.625% 5/15/30	708,000	625,636
4.65% 5/15/50	1,913,000	1,444,587
Fox Corp.:
4.03% 1/25/24	216,000	215,312
4.709% 1/25/29	312,000	304,081
5.476% 1/25/39	308,000	281,320
Magallanes, Inc.:
3.755% 3/15/27	973,000	918,096
4.054% 3/15/29	337,000	311,334
4.279% 3/15/32	17,816,000	15,716,620
5.05% 3/15/42	738,000	609,317
5.141% 3/15/52	3,091,000	2,470,515
Time Warner Cable LLC:
6.75% 6/15/39	545,000	519,746
7.3% 7/1/38	2,420,000	2,420,659
		44,569,523
Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA 6.25% 3/25/29 (b)	1,440,000	1,328,400
Rogers Communications, Inc.:
3.2% 3/15/27	1,051,000	979,687
3.8% 3/15/32	917,000	798,192
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	1,250,000	1,191,761
3.875% 4/15/30	2,100,000	1,928,882
4.375% 4/15/40	269,000	229,898
4.5% 4/15/50	528,000	439,098
		6,895,918
TOTAL COMMUNICATION SERVICES		61,167,822
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 3.5% 7/1/27	353,000	335,900
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30	156,000	144,737
AutoZone, Inc. 4% 4/15/30	1,110,000	1,027,145
Lowe's Companies, Inc.:
3.35% 4/1/27	149,000	141,312
3.75% 4/1/32	459,000	410,703
4.25% 4/1/52	1,870,000	1,468,249
4.45% 4/1/62	2,116,000	1,637,831
O'Reilly Automotive, Inc. 4.2% 4/1/30	246,000	230,246
		5,060,223
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc.:
7% 11/27/26	896,000	905,662
7.05% 11/27/25	332,000	336,113
7.35% 11/27/28	1,433,000	1,443,926
7.7% 11/27/30	1,598,000	1,619,961
7.85% 11/27/33	1,598,000	1,622,904
		5,928,566
TOTAL CONSUMER DISCRETIONARY		11,324,689
CONSUMER STAPLES - 1.3%
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,133,000	2,032,548
4.9% 2/1/46	430,000	398,185
Anheuser-Busch InBev Worldwide, Inc.:
4.35% 6/1/40	720,000	637,781
4.5% 6/1/50	1,000,000	881,576
4.75% 4/15/58	613,000	544,797
5.45% 1/23/39	800,000	802,455
5.55% 1/23/49	1,824,000	1,859,527
5.8% 1/23/59 (Reg. S)	1,933,000	2,018,805
Molson Coors Beverage Co. 5% 5/1/42	2,945,000	2,663,842
The Coca-Cola Co.:
3.375% 3/25/27	1,279,000	1,232,758
3.45% 3/25/30	713,000	665,427
		13,737,701
Consumer Staples Distribution & Retail - 0.0%
Sysco Corp.:
5.95% 4/1/30	471,000	487,584
6.6% 4/1/50	710,000	778,065
		1,265,649
Food Products - 0.4%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27	1,945,000	1,750,442
3% 5/15/32	1,955,000	1,523,533
3.625% 1/15/32	353,000	288,862
5.125% 2/1/28	735,000	713,584
5.5% 1/15/30	342,000	324,164
5.75% 4/1/33	6,515,000	6,152,300
		10,752,885
Tobacco - 0.4%
Altria Group, Inc.:
3.875% 9/16/46	1,521,000	1,070,217
4.25% 8/9/42	932,000	712,306
4.5% 5/2/43	632,000	498,559
4.8% 2/14/29	173,000	168,817
5.375% 1/31/44	1,137,000	1,103,157
5.95% 2/14/49	600,000	584,696
BAT Capital Corp.:
4.7% 4/2/27	1,252,000	1,222,187
4.906% 4/2/30	1,500,000	1,431,763
5.282% 4/2/50	1,500,000	1,206,678
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	1,564,000	1,526,093
6.125% 7/27/27 (b)	764,000	774,425
Reynolds American, Inc. 7.25% 6/15/37	75,000	78,387
		10,377,285
TOTAL CONSUMER STAPLES		36,133,520
ENERGY - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	5,400,000	5,093,577
3.85% 6/1/27	2,700,000	2,567,950
3.9% 2/1/25	525,000	513,668
5.85% 2/1/35	525,000	512,428
Cenovus Energy, Inc.:
3.75% 2/15/52	210,000	145,594
5.25% 6/15/37	717,000	651,586
5.4% 6/15/47	146,000	130,444
6.75% 11/15/39	58,000	60,070
Columbia Pipeline Group, Inc. 5.8% 6/1/45	10,000	9,264
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	290,000	291,161
6.036% 11/15/33 (b)	781,000	788,085
6.497% 8/15/43 (b)	233,000	235,772
6.544% 11/15/53 (b)	420,000	429,743
6.714% 8/15/63 (b)	252,000	259,970
DCP Midstream Operating LP 5.125% 5/15/29	659,000	647,839
Energy Transfer LP:
3.75% 5/15/30	481,000	431,558
4.95% 6/15/28	494,000	481,963
5% 5/15/50	4,089,000	3,449,521
5.25% 4/15/29	350,000	343,802
5.4% 10/1/47	1,023,000	900,558
5.75% 2/15/33	4,000,000	3,983,313
5.8% 6/15/38	275,000	262,535
6% 6/15/48	1,279,000	1,216,385
6.125% 12/15/45	100,000	96,064
6.25% 4/15/49	241,000	237,037
Exxon Mobil Corp. 3.482% 3/19/30	3,150,000	2,914,998
Hess Corp.:
5.6% 2/15/41	549,000	552,129
5.8% 4/1/47	874,000	900,637
7.125% 3/15/33	201,000	227,994
7.3% 8/15/31	2,102,000	2,373,686
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,365,000	1,376,019
Kinder Morgan, Inc. 5.55% 6/1/45	415,000	375,410
MPLX LP:
4.8% 2/15/29	175,000	169,430
4.875% 12/1/24	272,000	269,016
4.95% 9/1/32	1,463,000	1,385,413
5% 3/1/33	2,000,000	1,887,487
5.5% 2/15/49	525,000	476,526
Occidental Petroleum Corp.:
5.55% 3/15/26	831,000	828,248
6.2% 3/15/40	700,000	690,179
6.45% 9/15/36	600,000	614,454
6.6% 3/15/46	807,000	826,989
7.5% 5/1/31	927,000	1,009,239
Ovintiv, Inc.:
5.15% 11/15/41	1,916,000	1,522,601
6.625% 8/15/37	350,000	348,795
7.375% 11/1/31	435,000	465,821
8.125% 9/15/30	1,083,000	1,196,184
Petroleos Mexicanos:
5.95% 1/28/31	13,510,000	10,070,354
6.35% 2/12/48	3,548,000	2,091,156
6.49% 1/23/27	570,000	513,029
6.5% 3/13/27	20,000	17,968
6.75% 9/21/47	5,720,000	3,488,628
6.84% 1/23/30	6,742,000	5,434,052
6.95% 1/28/60	989,000	602,746
7.69% 1/23/50	2,090,000	1,383,371
Phillips 66 Co. 3.85% 4/9/25	125,000	122,289
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	4,767,000	4,253,199
3.6% 11/1/24	266,000	260,657
Sabine Pass Liquefaction LLC 4.5% 5/15/30	1,622,000	1,531,320
The Williams Companies, Inc.:
3.5% 11/15/30	1,727,000	1,533,400
4.3% 3/4/24	2,000,000	1,991,541
4.55% 6/24/24	70,000	69,484
4.65% 8/15/32	3,526,000	3,304,609
5.3% 8/15/52	346,000	314,479
5.4% 3/2/26	823,000	822,476
5.75% 6/24/44	35,000	33,321
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	207,000	182,691
Western Gas Partners LP:
4.05% 2/1/30	3,000,000	2,718,810
4.5% 3/1/28	200,000	190,356
4.65% 7/1/26	138,000	134,008
4.75% 8/15/28	168,000	161,398
		85,376,484
FINANCIALS - 11.5%
Banks - 5.2%
Bank of America Corp.:
2.299% 7/21/32 (c)	1,880,000	1,475,607
3.705% 4/24/28 (c)	528,000	496,202
4.376% 4/27/28 (c)	10,000,000	9,620,877
5.015% 7/22/33 (c)	13,317,000	12,653,451
5.288% 4/25/34 (c)	7,000,000	6,730,146
Barclays PLC:
5.088% 6/20/30 (c)	1,421,000	1,304,427
5.2% 5/12/26	1,318,000	1,286,994
5.829% 5/9/27 (c)	2,370,000	2,354,197
6.224% 5/9/34 (c)	1,576,000	1,548,618
6.49% 9/13/29 (c)	2,400,000	2,426,981
6.692% 9/13/34 (c)	2,000,000	2,037,846
BNP Paribas SA 2.219% 6/9/26 (b)(c)	1,520,000	1,437,123
Citigroup, Inc.:
3.07% 2/24/28 (c)	2,000,000	1,854,088
3.352% 4/24/25 (c)	953,000	942,623
4.3% 11/20/26	6,314,000	6,092,398
4.4% 6/10/25	933,000	914,604
4.412% 3/31/31 (c)	2,221,000	2,058,916
4.45% 9/29/27	4,372,000	4,186,585
4.91% 5/24/33 (c)	3,224,000	3,033,152
6.27% 11/17/33 (c)	2,000,000	2,062,527
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	517,000	442,839
First Citizens Bank & Trust Co. 6.125% 3/9/28	210,000	209,796
HSBC Holdings PLC 4.95% 3/31/30	298,000	288,699
Intesa Sanpaolo SpA:
4.198% 6/1/32 (b)(c)	242,000	187,395
5.017% 6/26/24 (b)	200,000	197,532
5.71% 1/15/26 (b)	3,773,000	3,703,149
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	880,000	748,971
3.882% 7/24/38 (c)	1,000,000	839,242
4.323% 4/26/28 (c)	5,000,000	4,836,585
4.452% 12/5/29 (c)	5,500,000	5,268,232
4.493% 3/24/31 (c)	3,000,000	2,836,330
4.586% 4/26/33 (c)	2,682,000	2,496,285
4.912% 7/25/33 (c)	9,234,000	8,782,338
5.299% 7/24/29 (c)	6,500,000	6,477,782
5.35% 6/1/34 (c)	2,000,000	1,953,031
5.717% 9/14/33 (c)	2,700,000	2,690,234
NatWest Group PLC:
3.073% 5/22/28 (c)	951,000	864,629
5.847% 3/2/27 (c)	3,394,000	3,382,688
Rabobank Nederland 4.375% 8/4/25	500,000	484,978
Societe Generale:
1.038% 6/18/25 (b)(c)	3,800,000	3,687,046
1.488% 12/14/26 (b)(c)	1,953,000	1,767,536
Synchrony Bank:
5.4% 8/22/25	1,384,000	1,340,764
5.625% 8/23/27	1,253,000	1,186,911
Wells Fargo & Co.:
3.526% 3/24/28 (c)	2,047,000	1,919,203
4.478% 4/4/31 (c)	3,026,000	2,823,898
4.897% 7/25/33 (c)	4,711,000	4,406,208
5.013% 4/4/51 (c)	2,880,000	2,560,623
5.389% 4/24/34 (c)	2,133,000	2,052,153
5.557% 7/25/34 (c)	2,000,000	1,948,534
5.574% 7/25/29 (c)	6,500,000	6,489,571
6.303% 10/23/29 (c)	2,000,000	2,060,252
Westpac Banking Corp. 4.11% 7/24/34 (c)	744,000	657,711
		144,108,507
Capital Markets - 3.0%
Ares Capital Corp. 3.875% 1/15/26	2,603,000	2,465,921
Blackstone Private Credit Fund:
4.7% 3/24/25	3,937,000	3,835,485
7.05% 9/29/25	1,775,000	1,793,926
Deutsche Bank AG 4.5% 4/1/25	3,804,000	3,689,546
Deutsche Bank AG New York Branch:
4.1% 1/13/26	1,100,000	1,053,062
5.882% 7/8/31 (c)	5,000,000	4,550,999
6.72% 1/18/29 (c)	980,000	997,183
6.819% 11/20/29 (c)	2,377,000	2,421,723
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	4,922,000	3,875,773
3.102% 2/24/33 (c)	4,272,000	3,522,447
3.691% 6/5/28 (c)	4,660,000	4,375,506
3.75% 5/22/25	525,000	510,399
3.8% 3/15/30	3,630,000	3,290,078
3.814% 4/23/29 (c)	6,025,000	5,597,880
4.017% 10/31/38 (c)	1,000,000	827,591
4.223% 5/1/29 (c)	2,500,000	2,360,066
6.75% 10/1/37	278,000	292,077
Moody's Corp.:
3.25% 1/15/28	10,000	9,340
3.75% 3/24/25	1,044,000	1,021,319
Morgan Stanley:
3.622% 4/1/31 (c)	2,099,000	1,862,795
4.431% 1/23/30 (c)	2,242,000	2,128,393
4.889% 7/20/33 (c)	5,947,000	5,570,688
5% 11/24/25	2,646,000	2,616,981
5.164% 4/20/29 (c)	6,000,000	5,900,287
5.424% 7/21/34 (c)	2,000,000	1,939,518
5.449% 7/20/29 (c)	1,318,000	1,313,002
UBS Group AG:
1.494% 8/10/27 (b)(c)	1,190,000	1,057,143
2.593% 9/11/25 (b)(c)	2,086,000	2,027,056
3.75% 3/26/25	1,200,000	1,164,292
3.869% 1/12/29 (b)(c)	1,570,000	1,445,561
4.125% 9/24/25 (b)	500,000	483,191
4.194% 4/1/31 (b)(c)	2,010,000	1,804,360
4.55% 4/17/26	388,000	377,577
6.537% 8/12/33 (b)(c)	5,000,000	5,102,615
		81,283,780
Consumer Finance - 2.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	622,000	596,816
2.45% 10/29/26	868,000	790,741
3% 10/29/28	909,000	801,152
3.3% 1/30/32	2,872,000	2,380,591
4.45% 4/3/26	561,000	545,336
5.75% 6/6/28	2,000,000	1,992,016
6.45% 4/15/27 (b)	4,752,000	4,815,250
6.5% 7/15/25	731,000	734,455
Ally Financial, Inc.:
4.75% 6/9/27	2,500,000	2,364,426
5.125% 9/30/24	465,000	460,583
5.75% 11/20/25	1,560,000	1,530,994
5.8% 5/1/25	1,072,000	1,063,956
6.992% 6/13/29 (c)	2,000,000	2,010,604
7.1% 11/15/27	2,060,000	2,100,611
8% 11/1/31	549,000	581,942
Capital One Financial Corp.:
2.636% 3/3/26 (c)	1,062,000	1,004,340
3.273% 3/1/30 (c)	1,358,000	1,166,939
3.65% 5/11/27	2,746,000	2,550,371
3.8% 1/31/28	877,000	807,030
4.927% 5/10/28 (c)	2,786,000	2,665,179
4.985% 7/24/26 (c)	1,448,000	1,413,471
5.247% 7/26/30 (c)	2,210,000	2,078,581
6.312% 6/8/29 (c)	5,000,000	4,970,669
7.624% 10/30/31 (c)	2,238,000	2,338,979
Discover Financial Services:
3.95% 11/6/24	4,380,000	4,282,911
4.1% 2/9/27	284,000	263,662
4.5% 1/30/26	803,000	777,353
6.7% 11/29/32	361,000	358,321
Ford Motor Credit Co. LLC:
4.063% 11/1/24	4,206,000	4,107,383
5.584% 3/18/24	1,113,000	1,110,759
6.8% 5/12/28	2,000,000	2,034,775
Synchrony Financial:
3.95% 12/1/27	3,042,000	2,732,881
4.375% 3/19/24	1,056,000	1,049,844
5.15% 3/19/29	1,958,000	1,810,332
		60,293,253
Financial Services - 0.8%
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,100,000	2,041,229
4.05% 7/1/30	1,055,000	946,662
4.125% 5/15/29	2,000,000	1,824,098
Corebridge Financial, Inc.:
3.5% 4/4/25	445,000	431,226
3.65% 4/5/27	1,551,000	1,456,756
3.85% 4/5/29	623,000	570,410
3.9% 4/5/32	6,241,000	5,463,521
4.35% 4/5/42	169,000	135,592
4.4% 4/5/52	498,000	388,295
Jackson Financial, Inc.:
3.125% 11/23/31	194,000	154,419
5.17% 6/8/27	682,000	662,444
5.67% 6/8/32	734,000	712,235
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	5,175,000	5,160,822
Pine Street Trust I 4.572% 2/15/29 (b)	1,030,000	954,953
Pine Street Trust II 5.568% 2/15/49 (b)	1,000,000	846,566
		21,749,228
Insurance - 0.3%
American International Group, Inc. 5.125% 3/27/33	1,500,000	1,458,256
Five Corners Funding Trust II 2.85% 5/15/30 (b)	2,287,000	1,955,041
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	678,000	659,823
Pacific LifeCorp 5.125% 1/30/43 (b)	950,000	845,822
Pricoa Global Funding I 5.375% 5/15/45 (c)	1,045,000	1,009,579
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	200,000	187,257
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	80,000	78,703
Unum Group:
3.875% 11/5/25	50,000	48,169
4% 6/15/29	852,000	783,863
		7,026,513
TOTAL FINANCIALS		314,461,281
HEALTH CARE - 1.4%
Biotechnology - 0.2%
Amgen, Inc.:
5.25% 3/2/30	828,000	832,229
5.25% 3/2/33	1,934,000	1,914,434
5.6% 3/2/43	888,000	868,967
5.65% 3/2/53	1,441,000	1,421,016
5.75% 3/2/63	804,000	786,785
		5,823,431
Health Care Providers & Services - 0.8%
Centene Corp.:
2.45% 7/15/28	1,670,000	1,447,977
2.625% 8/1/31	800,000	636,800
3% 10/15/30	3,000,000	2,503,170
3.375% 2/15/30	815,000	704,827
4.25% 12/15/27	880,000	830,720
4.625% 12/15/29	3,670,000	3,408,451
Cigna Group:
3.05% 10/15/27	500,000	463,682
4.8% 8/15/38	550,000	507,427
CVS Health Corp.:
3% 8/15/26	125,000	117,922
3.625% 4/1/27	375,000	356,717
4.78% 3/25/38	2,092,000	1,877,194
5% 1/30/29	801,000	796,512
5.25% 1/30/31	329,000	327,475
HCA Holdings, Inc.:
3.5% 9/1/30	3,709,000	3,260,980
3.625% 3/15/32	195,000	168,320
5.625% 9/1/28	1,054,000	1,056,857
5.875% 2/1/29	981,000	989,694
Humana, Inc. 3.7% 3/23/29	585,000	547,018
Sabra Health Care LP 3.2% 12/1/31	1,971,000	1,541,540
Toledo Hospital 5.325% 11/15/28	319,000	282,522
		21,825,805
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	3,209,000	3,092,606
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	194,000	193,758
Mylan NV 4.55% 4/15/28	450,000	425,169
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,370,000	1,305,927
Viatris, Inc.:
2.7% 6/22/30	5,003,000	4,063,386
3.85% 6/22/40	437,000	302,930
		9,383,776
TOTAL HEALTH CARE		37,033,012
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	1,040,000	1,022,233
The Boeing Co.:
5.15% 5/1/30	5,723,000	5,670,202
5.705% 5/1/40	720,000	709,882
5.805% 5/1/50	700,000	682,719
5.93% 5/1/60	720,000	698,901
		8,783,937
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34 (b)	268,000	275,787
6.2% 3/15/54 (b)	278,000	293,859
		569,646
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.375% 7/1/25	1,294,000	1,241,677
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	380,000	373,525
4.25% 4/15/26 (b)	290,000	275,824
4.375% 5/1/26 (b)	880,000	837,701
5.25% 5/15/24 (b)	730,000	725,162
6.375% 5/4/28 (b)	4,704,000	4,691,072
		6,903,284
TOTAL INDUSTRIALS		17,498,544
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC/EMC Corp. 6.2% 7/15/30	418,000	435,017
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (b)	351,000	308,008
2.45% 2/15/31 (b)	8,421,000	6,923,823
2.6% 2/15/33 (b)	8,032,000	6,324,142
3.5% 2/15/41 (b)	2,410,000	1,798,908
3.75% 2/15/51 (b)	1,131,000	823,856
		16,178,737
Software - 0.2%
Oracle Corp.:
1.65% 3/25/26	1,241,000	1,143,533
2.3% 3/25/28	1,961,000	1,743,674
2.875% 3/25/31	2,460,000	2,105,793
		4,993,000
TOTAL INFORMATION TECHNOLOGY		21,606,754
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	1,024,000	1,046,111
6.55% 11/15/30	1,038,000	1,064,409
6.7% 11/15/33	607,000	628,951
		2,739,471
REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	857,000	820,625
American Homes 4 Rent LP:
2.375% 7/15/31	153,000	119,978
3.625% 4/15/32	681,000	583,642
Boston Properties, Inc.:
2.9% 3/15/30	2,000,000	1,602,949
3.25% 1/30/31	792,000	641,786
4.5% 12/1/28	605,000	555,994
6.75% 12/1/27	1,120,000	1,139,354
Corporate Office Properties LP:
2% 1/15/29	1,000,000	791,290
2.25% 3/15/26	348,000	319,235
2.75% 4/15/31	235,000	179,703
2.9% 12/1/33	2,000,000	1,445,942
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	260,000	220,649
3.5% 8/1/26	270,000	253,922
Healthpeak OP, LLC:
3.25% 7/15/26	113,000	107,150
3.5% 7/15/29	129,000	115,734
Hudson Pacific Properties LP 4.65% 4/1/29	1,473,000	1,092,346
Invitation Homes Operating Partnership LP:
2.3% 11/15/28	1,000,000	854,240
4.15% 4/15/32	1,026,000	897,370
Kite Realty Group Trust 4.75% 9/15/30	79,000	71,924
LXP Industrial Trust (REIT):
2.375% 10/1/31	1,000,000	761,641
2.7% 9/15/30	387,000	308,651
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	7,742,000	5,919,279
3.375% 2/1/31	701,000	568,676
3.625% 10/1/29	2,155,000	1,836,643
4.75% 1/15/28	3,349,000	3,126,055
4.95% 4/1/24	2,400,000	2,389,756
Piedmont Operating Partnership LP 2.75% 4/1/32	297,000	196,819
Realty Income Corp.:
2.2% 6/15/28	172,000	149,733
2.85% 12/15/32	211,000	170,839
3.25% 1/15/31	213,000	184,933
3.4% 1/15/28	320,000	296,810
Simon Property Group LP 2.45% 9/13/29	333,000	284,774
Store Capital Corp.:
2.75% 11/18/30	424,000	311,048
4.625% 3/15/29	315,000	274,221
Sun Communities Operating LP:
2.3% 11/1/28	341,000	289,938
2.7% 7/15/31	880,000	697,000
Ventas Realty LP:
3% 1/15/30	1,531,000	1,300,329
3.5% 2/1/25	1,265,000	1,226,543
4% 3/1/28	218,000	203,367
4.75% 11/15/30	2,100,000	1,962,235
VICI Properties LP:
4.375% 5/15/25	176,000	171,402
4.75% 2/15/28	1,390,000	1,317,518
4.95% 2/15/30	4,092,000	3,805,053
5.125% 5/15/32	485,000	446,548
Vornado Realty LP 2.15% 6/1/26	374,000	323,846
WP Carey, Inc.:
3.85% 7/15/29	246,000	222,431
4% 2/1/25	334,000	326,796
4.6% 4/1/24	1,250,000	1,241,203
		42,127,920
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 11/15/27	421,000	364,537
4.1% 10/1/24	995,000	964,700
4.55% 10/1/29	260,000	214,596
7.8% 3/15/28	1,521,000	1,456,844
CBRE Group, Inc. 2.5% 4/1/31	1,070,000	855,658
Tanger Properties LP:
2.75% 9/1/31	897,000	686,325
3.125% 9/1/26	2,775,000	2,553,817
		7,096,477
TOTAL REAL ESTATE		49,224,397
UTILITIES - 1.1%
Electric Utilities - 0.6%
Alabama Power Co. 3.05% 3/15/32	1,447,000	1,230,501
Cleco Corporate Holdings LLC:
3.375% 9/15/29	2,173,000	1,851,743
3.743% 5/1/26	1,337,000	1,274,727
Duke Energy Corp. 2.45% 6/1/30	565,000	474,158
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	276,000	222,660
2.775% 1/7/32 (b)	935,000	712,112
Edison International 5.75% 6/15/27	2,985,000	3,001,958
Entergy Corp. 2.8% 6/15/30	580,000	492,855
Exelon Corp.:
3.35% 3/15/32	389,000	333,027
4.05% 4/15/30	7,865,000	7,296,256
4.1% 3/15/52	288,000	219,943
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	168,359
		17,278,299
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.:
2.45% 1/15/31	2,000,000	1,613,947
3.3% 7/15/25 (b)	3,530,000	3,369,973
3.95% 7/15/30 (b)	2,288,000	2,034,490
		7,018,410
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	2,556,000	2,510,474
NiSource, Inc. 2.95% 9/1/29	1,708,000	1,510,825
Puget Energy, Inc.:
4.1% 6/15/30	683,000	609,549
4.224% 3/15/32	1,329,000	1,163,818
		5,794,666
TOTAL UTILITIES		30,091,375
TOTAL NONCONVERTIBLE BONDS (Cost $711,002,265)		666,657,349

U.S. Treasury Obligations - 27.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	8,834,000	5,236,906
1.75% 8/15/41	11,769,000	7,573,995
1.875% 11/15/51	34,881,000	20,206,454
2% 11/15/41	11,400,000	7,637,555
2% 8/15/51	38,514,000	23,069,284
2.25% 2/15/52	24,090,000	15,347,965
2.875% 5/15/52	20,540,000	15,084,865
3% 2/15/47	17,645,000	13,355,059
3.25% 5/15/42	9,100,000	7,449,203
3.625% 2/15/53	13,000,000	11,092,148
3.625% 5/15/53	44,000,000	37,558,125
4.125% 8/15/53	28,401,000	26,559,373
4.375% 8/15/43	6,320,000	6,040,538
U.S. Treasury Notes:
0.75% 8/31/26	433,000	391,493
2.75% 4/30/27	700,000	663,277
2.75% 8/15/32	27,025,000	23,865,398
2.875% 4/30/29	5,411,700	5,026,751
2.875% 5/15/32	2,750,400	2,460,963
3.375% 5/15/33	60,800,000	56,183,000
3.5% 1/31/30	25,000,000	23,826,172
3.5% 2/15/33	44,110,000	41,222,173
3.875% 1/15/26	100,000	98,445
3.875% 12/31/29	36,500,000	35,526,191
3.875% 8/15/33	50,000,000	48,085,938
4% 2/15/26	760,000	749,936
4% 2/29/28 (d)	600,000	591,750
4% 6/30/28 (e)	7,000,000	6,905,117
4% 2/28/30	32,900,000	32,220,152
4.375% 10/31/24	1,400,000	1,389,172
4.625% 2/28/25	1,500,000	1,492,207
4.625% 3/15/26	1,740,000	1,740,612
4.875% 10/31/28	206,968,000	212,045,148
4.875% 10/31/30	75,000,000	77,250,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $843,977,310)		767,945,365

U.S. Government Agency - Mortgage Securities - 29.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.1%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.360% 5.615% 10/1/35 (c)(f)	2,853	2,865
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 3.945% 4/1/37 (c)(f)	667	673
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 5.183% 1/1/35 (c)(f)	1,571	1,590
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(f)	196	198
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 4.755% 1/1/35 (c)(f)	1,040	1,044
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.024% 2/1/33 (c)(f)	182	183
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 4.785% 12/1/34 (c)(f)	367	369
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.232% 5/1/44 (c)(f)	628	638
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(f)	1,660	1,683
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.29% 9/1/33 (c)(f)	12,290	12,370
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 4.065% 3/1/37 (c)(f)	5,367	5,437
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.570% 4.164% 4/1/44 (c)(f)	1,976	2,009
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 3.83% 1/1/44 (c)(f)	1,068	1,087
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 4.08% 4/1/44 (c)(f)	744	755
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 4.992% 3/1/33 (c)(f)	4,572	4,607
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (c)(f)	368	372
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 3.895% 6/1/47 (c)(f)	7,466	7,586
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 4.999% 11/1/36 (c)(f)	1,991	2,013
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.864% 5/1/35 (c)(f)	1,235	1,248
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 4.872% 7/1/43 (c)(f)	10,946	11,127
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 5.143% 6/1/42 (c)(f)	7,459	7,596
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 4.375% 3/1/40 (c)(f)	5,163	5,269
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 5.47% 5/1/36 (c)(f)	2,339	2,377
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 4.617% 7/1/35 (c)(f)	3,572	3,616
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (c)(f)	2,095	2,126
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.770% 3.995% 2/1/37 (c)(f)	11,914	12,081
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 4.055% 1/1/42 (c)(f)	26,111	26,640
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 5.724% 12/1/40 (c)(f)	40,500	41,071
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (c)(f)	3,267	3,322
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.06% 12/1/39 (c)(f)	433	443
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.304% 2/1/42 (c)(f)	15,530	15,835
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.051% 7/1/41 (c)(f)	5,705	5,809
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (c)(f)	2,870	2,915
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 4.296% 2/1/35 (c)(f)	1,834	1,862
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (c)(f)	2,443	2,435
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.850% 4.429% 4/1/36 (c)(f)	9,294	9,449
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.890% 5.055% 8/1/35 (c)(f)	8,105	8,235
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (c)(f)	2,131	2,179
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.418% 9/1/35 (c)(f)	184	186
U.S. TREASURY 1 YEAR INDEX + 2.180% 5.643% 7/1/36 (c)(f)	1,144	1,149
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(f)	570	575
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (c)(f)	970	978
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (c)(f)	969	976
U.S. TREASURY 1 YEAR INDEX + 2.460% 5.864% 7/1/34 (c)(f)	1,267	1,281
1.5% 9/1/35 to 6/1/51	9,599,684	7,673,574
2% 2/1/28 to 3/1/52	45,512,319	37,667,769
2.5% 1/1/28 to 5/1/53 (e)	57,183,441	48,120,233
3% 2/1/31 to 2/1/52 (e)	28,080,928	24,739,326
3.5% 9/1/33 to 3/1/52	8,683,954	7,882,040
4% 3/1/36 to 4/1/52	7,659,965	7,080,203
4.5% to 4.5% 6/1/24 to 12/1/52	6,617,683	6,261,131
5% 7/1/33 to 4/1/53	3,713,012	3,623,809
5.283% 8/1/41 (c)	26,423	26,125
5.5% 8/1/25 to 8/1/53 (e)	10,316,002	10,233,619
6% to 6% 9/1/29 to 6/1/53	2,850,371	2,883,583
6.5% 5/1/27 to 10/1/53	9,846,103	10,033,397
6.697% 2/1/39 (c)	12,961	13,134
7% to 7% 3/1/24 to 6/1/32	5,053	5,218
7.5% 3/1/26 to 11/1/31	4,230	4,327
TOTAL FANNIE MAE		166,463,747
Freddie Mac - 3.4%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 3.575% 1/1/36 (c)(f)	2,937	2,939
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 4.527% 3/1/36 (c)(f)	2,636	2,641
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 4.632% 3/1/36 (c)(f)	1,533	1,539
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 4.04% 7/1/36 (c)(f)	9,866	9,937
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 5.165% 1/1/37 (c)(f)	2,390	2,392
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 7.04% 7/1/35 (c)(f)	1,739	1,748
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.182% 12/1/40 (c)(f)	14,620	14,800
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (c)(f)	3,466	3,504
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (c)(f)	46,046	46,458
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 5.239% 4/1/36 (c)(f)	1,048	1,063
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.255% 4/1/41 (c)(f)	1,136	1,151
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.368% 10/1/36 (c)(f)	17,331	17,408
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (c)(f)	3,876	3,925
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 10/1/41 (c)(f)	27,680	27,972
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 5.731% 10/1/42 (c)(f)	19,192	19,357
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.213% 5/1/41 (c)(f)	8,198	8,328
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.568% 5/1/41 (c)(f)	9,321	9,468
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.698% 6/1/41 (c)(f)	8,786	8,930
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (c)(f)	2,872	2,916
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 5.435% 10/1/35 (c)(f)	8,763	8,817
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.010% 7.885% 5/1/37 (c)(f)	1,650	1,673
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 4.936% 4/1/38 (c)(f)	868	881
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.385% 6/1/37 (c)(f)	3,606	3,656
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(f)	36	37
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (c)(f)	7,505	7,622
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 4.45% 12/1/36 (c)(f)	1,245	1,276
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.319% 10/1/35 (c)(f)	1,454	1,491
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.951% 6/1/33 (c)(f)	12,066	12,074
U.S. TREASURY 1 YEAR INDEX + 2.230% 5.064% 4/1/34 (c)(f)	3,946	3,967
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.216% 6/1/33 (c)(f)	3,301	3,315
U.S. TREASURY 1 YEAR INDEX + 2.430% 5.86% 3/1/35 (c)(f)	6,018	6,066
U.S. TREASURY 1 YEAR INDEX + 2.540% 5.875% 7/1/35 (c)(f)	6,779	6,853
1.5% 8/1/35 to 4/1/51	13,262,838	10,343,826
2% 12/1/35 to 3/1/52	23,968,975	19,759,202
2.5% 1/1/28 to 1/1/52	20,454,701	17,301,096
3% 12/1/30 to 3/1/52	6,382,369	5,532,962
3.5% 3/1/32 to 4/1/52	5,798,473	5,273,730
4% 1/1/36 to 10/1/52	3,767,739	3,516,369
4% 4/1/48	1,133	1,050
4.5% 7/1/25 to 10/1/52	6,029,308	5,676,718
5% 8/1/33 to 8/1/53	9,521,026	9,220,175
5.5% 10/1/52 to 8/1/53	10,604,859	10,525,719
6% 1/1/24 to 7/1/53	3,340,955	3,395,135
6.5% 1/1/32 to 10/1/53	3,477,950	3,558,617
7% 8/1/26 to 9/1/36	9,876	10,264
7.5% 1/1/27	14	14
8% 7/1/24 to 8/1/30	160	168
8.5% 8/1/27	91	94
TOTAL FREDDIE MAC		94,359,343
Ginnie Mae - 7.2%
3.5% 11/20/41 to 12/20/49	1,008,011	915,009
4% 8/15/39 to 5/20/49	1,938,537	1,818,940
4.5% 6/20/33 to 6/20/41	652,078	626,260
5.5% 10/15/35 to 9/15/39	19,385	19,629
7% to 7% 4/15/28 to 8/15/32	4,784	4,951
7.5% to 7.5% 9/15/25 to 1/15/31	1,170	1,194
8% 9/15/24 to 7/15/27	69	70
8.5% 8/15/29 to 7/15/30	38	40
2% 11/20/50 to 4/20/51	1,329,897	1,076,129
2% 12/1/53 (g)	9,750,000	7,873,702
2% 12/1/53 (g)	14,500,000	11,709,608
2% 12/1/53 (g)	6,500,000	5,249,135
2% 12/1/53 (g)	5,000,000	4,037,796
2% 12/1/53 (g)	3,958,000	3,196,319
2% 12/1/53 (g)	3,300,000	2,664,945
2% 12/1/53 (g)	2,100,000	1,695,874
2% 12/1/53 (g)	700,000	565,291
2% 1/1/54 (g)	8,600,000	6,955,087
2% 1/1/54 (g)	5,300,000	4,286,275
2% 1/1/54 (g)	10,450,000	8,451,240
2% 1/1/54 (g)	7,850,000	6,348,539
2% 1/1/54 (g)	2,875,000	2,325,102
2.5% 6/20/51 to 12/20/51	9,027,462	7,478,753
2.5% 12/1/53 (g)	2,450,000	2,047,225
2.5% 12/1/53 (g)	6,350,000	5,306,072
2.5% 12/1/53 (g)	4,900,000	4,094,449
2.5% 12/1/53 (g)	1,950,000	1,629,424
2.5% 12/1/53 (g)	3,500,000	2,924,607
2.5% 12/1/53 (g)	3,500,000	2,924,607
2.5% 1/1/54 (g)	8,800,000	7,362,235
2.5% 1/1/54 (g)	11,550,000	9,662,933
3% 5/15/42 to 2/20/50	412,560	363,237
3% 12/1/53 (g)	4,750,000	4,113,854
3% 12/1/53 (g)	2,300,000	1,991,971
3% 12/1/53 (g)	7,150,000	6,192,433
3% 12/1/53 (g)	1,900,000	1,645,542
3% 12/1/53 (g)	250,000	216,519
3% 12/1/53 (g)	4,200,000	3,637,513
3% 1/1/54 (g)	9,550,000	8,279,592
3% 1/1/54 (g)	6,100,000	5,288,535
3.5% 12/1/53 (g)	6,150,000	5,500,609
3.5% 12/1/53 (g)	4,300,000	3,845,954
3.5% 1/1/54 (g)	3,950,000	3,536,306
3.5% 1/1/54 (g)	3,925,000	3,513,924
4% 12/1/53 (g)	4,600,000	4,238,745
4.5% 12/1/53 (g)	1,200,000	1,135,758
5% 9/20/33 to 4/20/48	358,774	355,148
5% 12/1/53 (g)	1,850,000	1,798,418
5% 12/1/53 (g)	5,450,000	5,298,043
5.47% 8/20/59 (c)(h)	167	157
5.5% 12/1/53 (g)	5,650,000	5,613,147
5.5% 12/1/53 (g)	1,125,000	1,117,662
5.5% 12/1/53 (g)	1,225,000	1,217,010
5.5% 1/1/54 (g)	3,975,000	3,947,830
6% 11/20/31 to 5/15/40	207,513	212,496
6.5% 3/20/31 to 9/15/34	670	689
6.5% 12/1/53 (g)	2,000,000	2,033,780
6.5% 12/1/53 (g)	2,000,000	2,033,780
6.5% 12/1/53 (g)	2,800,000	2,847,293
6.5% 12/1/53 (g)	800,000	813,512
6.5% 1/1/54 (g)	4,800,000	4,877,136
TOTAL GINNIE MAE		198,918,033
Uniform Mortgage Backed Securities - 13.0%
2% 12/1/53 (g)	5,850,000	4,551,151
2% 12/1/53 (g)	5,850,000	4,551,151
2% 12/1/53 (g)	17,650,000	13,731,250
2% 12/1/53 (g)	8,750,000	6,807,277
2% 12/1/53 (g)	4,750,000	3,695,379
2% 12/1/53 (g)	4,050,000	3,150,797
2% 12/1/53 (g)	3,925,000	3,053,550
2% 12/1/53 (g)	3,350,000	2,606,215
2% 12/1/53 (g)	2,925,000	2,275,575
2% 12/1/53 (g)	5,100,000	3,967,670
2% 12/1/53 (g)	3,875,000	3,014,651
2% 12/1/53 (g)	18,700,000	14,548,123
2% 12/1/53 (g)	22,575,000	17,562,774
2% 12/1/53 (g)	2,900,000	2,256,126
2% 1/1/54 (g)	29,200,000	22,757,916
2% 1/1/54 (g)	2,800,000	2,182,266
2% 1/1/54 (g)	9,650,000	7,521,024
2% 1/1/54 (g)	2,500,000	1,948,452
2% 1/1/54 (g)	15,050,000	11,729,680
2.5% 12/1/53 (g)	10,550,000	8,556,218
2.5% 12/1/53 (g)	2,700,000	2,189,743
2.5% 12/1/53 (g)	2,675,000	2,169,468
2.5% 12/1/53 (g)	1,350,000	1,094,871
2.5% 12/1/53 (g)	800,000	648,813
2.5% 12/1/53 (g)	2,650,000	2,149,192
2.5% 12/1/53 (g)	1,575,000	1,277,350
2.5% 12/1/53 (g)	7,600,000	6,163,721
2.5% 1/1/54 (g)	15,050,000	12,225,777
3% 12/1/53 (g)	12,050,000	10,172,840
3% 12/1/53 (g)	9,050,000	7,640,183
3% 12/1/53 (g)	2,950,000	2,490,446
3% 12/1/53 (g)	2,350,000	1,983,915
3% 12/1/53 (g)	8,200,000	6,922,597
3% 12/1/53 (g)	6,675,000	5,635,162
3% 12/1/53 (g)	6,600,000	5,571,846
3% 12/1/53 (g)	800,000	675,375
3% 12/1/53 (g)	1,075,000	907,536
3% 12/1/53 (g)	200,000	168,844
3% 12/1/53 (g)	10,300,000	8,695,457
3% 12/1/53 (g)	6,675,000	5,635,163
3% 12/1/53 (g)	200,000	168,844
3% 12/1/53 (g)	1,875,000	1,582,911
3% 12/1/53 (g)	1,300,000	1,097,485
3% 1/1/54 (g)	22,650,000	19,147,221
3% 1/1/54 (g)	9,000,000	7,608,167
3% 1/1/54 (g)	3,350,000	2,831,929
3% 1/1/54 (g)	14,100,000	11,919,462
3.5% 12/1/53 (g)	14,400,000	12,637,685
3.5% 12/1/53 (g)	7,750,000	6,801,532
3.5% 12/1/53 (g)	3,900,000	3,422,706
3.5% 12/1/53 (g)	3,950,000	3,466,587
3.5% 12/1/53 (g)	7,400,000	6,494,366
3.5% 1/1/54 (g)	7,825,000	6,872,550
3.5% 1/1/54 (g)	11,950,000	10,495,459
4% 12/1/53 (g)	8,900,000	8,085,793
4% 12/1/53 (g)	10,000,000	9,085,161
4% 12/1/53 (g)	6,400,000	5,814,503
4.5% 12/1/53 (g)	1,400,000	1,311,952
4.5% 12/1/53 (g)	500,000	468,554
4.5% 12/1/53 (g)	500,000	468,554
4.5% 1/1/54 (g)	1,000,000	937,734
5% 12/1/38 (g)	2,100,000	2,046,680
5% 12/1/38 (g)	950,000	925,879
5% 12/1/53 (g)	1,700,000	1,637,643
5.5% 12/1/53 (g)	3,825,000	3,771,511
5.5% 12/1/53 (g)	1,200,000	1,183,219
6.5% 12/1/53 (g)	1,550,000	1,575,187
6.5% 12/1/53 (g)	850,000	863,812
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		357,608,630
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $819,180,064)		817,349,753

Asset-Backed Securities - 6.2%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	274,461	177,711
Series 2019-1 Class A, 3.844% 5/15/39 (b)	236,794	177,598
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	777,417	683,675
Class B, 4.458% 10/16/39 (b)	220,258	96,922
Series 2021-1A Class A, 2.95% 11/16/41 (b)	7,486,808	6,635,558
Series 2021-2A Class A, 2.798% 1/15/47 (b)	2,037,310	1,744,344
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	1,399,274	1,328,205
Aimco Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 1/15/32 (b)(c)(f)	365,000	364,562
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.8044% 10/17/34 (b)(c)(f)	1,889,000	1,880,397
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7944% 10/17/34 (b)(c)(f)	869,000	866,376
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.6674% 4/20/34 (b)(c)(f)	2,222,000	2,204,626
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.9158% 7/20/35 (b)(c)(f)	1,188,000	1,185,845
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.8174% 7/20/34 (b)(c)(f)	992,000	986,968
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	1,220,000	1,213,853
American Money Management Corp. Series 2012-11A Class A1R2, CME Term SOFR 3 Month Index + 1.270% 6.6616% 4/30/31 (b)(c)(f)	1,313,846	1,311,316
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	279,062	244,174
Class B, 4.335% 1/16/40 (b)	138,939	76,766
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.9755% 10/15/32 (b)(c)(f)	1,101,000	1,100,988
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6698% 4/25/34 (b)(c)(f)	657,000	651,594
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7855% 7/15/34 (b)(c)(f)	1,286,000	1,282,797
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.7239% 1/15/35 (b)(c)(f)	1,808,000	1,793,319
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.7255% 4/15/34 (b)(c)(f)	3,233,000	3,212,079
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.9144% 4/17/33 (b)(c)(f)	460,000	458,776
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 10/15/36 (b)(c)(f)	860,000	856,456
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	1,700,000	1,688,935
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6598% 4/25/34 (b)(c)(f)	1,437,000	1,427,270
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8974% 1/20/32 (b)(c)(f)	1,680,000	1,679,995
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.7028% 1/17/35 (b)(c)(f)	1,857,000	1,844,536
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7855% 1/15/35 (b)(c)(f)	1,299,000	1,295,025
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	1,797,479	1,532,351
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.6455% 4/15/29 (b)(c)(f)	1,134,739	1,133,147
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	1,036,000	1,054,093
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	700,145	612,650
Class B, 5.095% 4/15/39 (b)	488,890	316,571
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	255,562	232,981
Series 2021-1A Class A, 3.474% 1/15/46 (b)	241,183	221,353
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7774% 10/20/32 (b)(c)(f)	1,037,000	1,031,947
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.7358% 4/20/35 (b)(c)(f)	1,721,000	1,705,169
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7698% 10/25/34 (b)(c)(f)	838,000	832,974
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.2758% 7/20/36 (b)(c)(f)	1,424,000	1,426,516
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.7274% 4/20/34 (b)(c)(f)	1,199,000	1,186,229
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.8474% 10/20/34 (b)(c)(f)	1,364,000	1,350,009
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	611,519	588,458
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	706,436	709,334
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.8774% 4/20/34 (b)(c)(f)	1,620,000	1,605,420
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 7.0985% 7/24/34 (b)(c)(f)	1,758,000	1,754,857
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.9874% 1/20/34 (b)(c)(f)	2,220,000	2,208,651
Daimler Trucks Retail Trust 20 Series 2023-1 Class A2, 6.03% 9/15/25	2,340,000	2,343,218
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	450,515	415,787
Series 2019-1A Class A23, 4.352% 5/20/49 (b)	5,456,793	5,088,301
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	554,000	554,845
Class A3, 5.64% 2/22/28 (b)	421,000	420,937
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.7158% 4/20/35 (b)(c)(f)	2,199,000	2,177,390
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.8274% 10/20/34 (b)(c)(f)	1,790,000	1,785,869
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8767% 1/18/32 (b)(c)(f)	1,259,000	1,258,072
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.7644% 7/17/34 (b)(c)(f)	2,773,000	2,756,101
Dryden Senior Loan Fund:
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.8444% 4/17/33 (b)(c)(f)	900,000	896,194
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 10/15/35 (b)(c)(f)	2,514,000	2,502,375
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7587% 2/20/35 (b)(c)(f)	1,503,000	1,493,824
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 4/15/31 (b)(c)(f)	610,000	607,898
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 1/15/35 (b)(c)(f)	1,578,000	1,575,515
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.9055% 1/15/34 (b)(c)(f)	350,000	349,200
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	1,655,000	1,675,546
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.7684% 7/19/34 (b)(c)(f)	902,000	896,903
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7318% 11/16/34 (b)(c)(f)	1,250,000	1,246,323
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.9287% 11/20/33 (b)(c)(f)	1,956,000	1,952,471
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	3,045,000	3,004,102
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	460,344	459,376
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	869,000	873,326
GM Financial Consumer Automobile Receivables Trust Series 2022-4 Class A3, 4.82% 8/16/27	1,000,000	990,601
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	419,000	417,869
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	834,000	827,833
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	500,000	501,433
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	357,218	302,918
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,446,831	1,264,238
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.8035% 10/22/34 (b)(c)(f)	960,000	955,613
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.7239% 4/15/35 (b)(c)(f)	2,253,000	2,229,377
Lucali CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.470% 6.8655% 1/15/33 (b)(c)(f)	820,000	819,982
Madison Park Funding Series 2020-19A Class A1R2, CME Term SOFR 3 Month Index + 1.180% 6.5935% 1/22/28 (b)(c)(f)	692,067	689,990
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7984% 4/19/34 (b)(c)(f)	1,690,000	1,675,343
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7735% 1/22/35 (b)(c)(f)	1,540,000	1,526,956
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7755% 7/15/34 (b)(c)(f)	1,325,000	1,314,318
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.8735% 1/22/31 (b)(c)(f)	364,000	360,359
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.2119% 4/22/36 (b)(c)(f)	881,000	882,937
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.8174% 10/20/34 (b)(c)(f)	305,000	304,648
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7698% 10/25/34 (b)(c)(f)	1,565,000	1,559,626
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6974% 4/20/34 (b)(c)(f)	1,158,000	1,148,195
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7698% 1/25/35 (b)(c)(f)	1,132,000	1,126,560
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.6455% 1/15/34 (b)(c)(f)	1,480,000	1,473,448
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	848,413	848,046
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (b)	900,000	903,175
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.7474% 10/20/30 (b)(c)(f)	1,247,757	1,247,691
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.8074% 10/20/34 (b)(c)(f)	1,254,000	1,246,973
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	1,898,100	1,834,368
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	931,700	789,490
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	1,106,155	1,004,244
Class A2II, 4.008% 12/5/51 (b)	988,940	809,957
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	765,872	635,696
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	600,000	559,291
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7974% 4/20/34 (b)(c)(f)	1,717,000	1,705,458
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.7339% 1/15/37 (b)(c)(f)	1,862,000	1,848,774
Rram 2022-24A Series 2023-24A Class A1AR, CME Term SOFR 3 Month Index + 1.730% 0% 1/15/36 (b)(c)(f)	7,000,000	7,000,000
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	872,792	744,072
Class B, 4.335% 3/15/40 (b)	211,834	151,470
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,211,000	1,165,782
1.884% 7/15/50 (b)	498,000	455,466
2.328% 7/15/52 (b)	381,000	328,787
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	724,260	724,191
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 7.1658% 7/20/30 (b)(c)(f)	224,533	224,547
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.7319% 4/23/35 (b)(c)(f)	1,936,000	1,914,290
Symphony CLO Ltd. Series 2020-22A Class A1A, CME Term SOFR 3 Month Index + 1.550% 6.9467% 4/18/33 (b)(c)(f)	3,000,000	2,989,989
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.6155% 4/16/31 (b)(c)(f)	741,481	737,181
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.6384% 4/19/34 (b)(c)(f)	1,453,000	1,438,839
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7574% 4/20/33 (b)(c)(f)	1,903,000	1,896,336
Tesla Auto Lease Trust 2023-B Series 2023-B:
Class A2, 6.02% 9/22/25 (b)	1,871,000	1,873,345
Class A3, 6.13% 9/21/26 (b)	1,200,000	1,204,188
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	1,000,000	998,693
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	658,914	566,725
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	1,246,889	1,050,542
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	680,580	678,691
Class A3, 4.93% 4/20/26 (b)	891,000	884,302
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	600,000	585,345
Series 2023 2 Class A, 4.89% 4/13/28	500,000	495,522
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 1.8% 1/20/37 (b)(c)(f)(g)	2,007,000	2,006,316
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.9474% 7/20/32 (b)(c)(f)	1,290,000	1,289,938
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.8184% 7/19/34 (b)(c)(f)	851,000	845,600
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8274% 10/20/34 (b)(c)(f)	4,736,000	4,712,869
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.8055% 7/16/34 (b)(c)(f)	860,000	856,329
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	1,800,000	1,813,547
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	900,000	895,104
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	475,381	473,927
Class A3, 4.66% 5/15/28	944,000	931,387
Series 2023-C Class A3, 5.15% 11/15/28	514,000	512,830
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	873,364	871,869
TOTAL ASSET-BACKED SECURITIES (Cost $172,203,198)		169,430,375

Collateralized Mortgage Obligations - 2.1%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.2%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	238,741	230,194
Bravo Residential Funding Trust 2023- sequential payer Series 2023-RPL1 Class A1, 5% 5/25/63 (b)	1,215,880	1,169,699
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	485,805	462,396
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	810,849	781,207
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	398,995	356,723
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	409,719	367,987
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	226,423	201,295
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	273,566	259,364
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	331,780	291,813
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	675,450	609,073
TOTAL PRIVATE SPONSOR		4,729,751
U.S. Government Agency - 1.9%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 4.37% 4/25/24 (c)(f)	416	414
Series 2001-38 Class QF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.090% 6.4226% 8/25/31 (c)(f)	2,125	2,131
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2426% 2/25/32 (c)(f)	244	243
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4396% 3/18/32 (c)(f)	456	457
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4426% 4/25/32 (c)(f)	978	980
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4426% 10/25/32 (c)(f)	619	621
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1926% 1/25/32 (c)(f)	229	228
Series 2002-74 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.8926% 11/25/32 (c)(f)	8,724	8,706
Series 2002-75 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4426% 11/25/32 (c)(f)	958	960
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6574% 12/25/33 (c)(i)(j)	9,112	1,224
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2374% 11/25/36 (c)(i)(j)	6,528	543
Series 2010-15 Class FJ, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.3726% 6/25/36 (c)(f)	187,273	187,273
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	26	26
Series 1999-17 Class PG, 6% 4/25/29	2,258	2,282
Series 1999-32 Class PL, 6% 7/25/29	2,869	2,886
Series 1999-33 Class PK, 6% 7/25/29	2,059	2,073
Series 2001-52 Class YZ, 6.5% 10/25/31	392	399
Series 2003-70 Class BJ, 5% 7/25/33	14,697	14,405
Series 2005-64 Class PX, 5.5% 6/25/35	7,794	7,756
Series 2005-68 Class CZ, 5.5% 8/25/35	200,185	201,312
Series 2005-81 Class PC, 5.5% 9/25/35	5,160	5,224
Series 2006-12 Class BO 10/25/35 (k)	6,522	5,590
Series 2006-15 Class OP 3/25/36 (k)	8,750	7,296
Series 2006-45 Class OP 6/25/36 (k)	2,747	2,159
Series 2006-62 Class KP 4/25/36 (k)	4,312	3,488
Series 2010-118 Class PB, 4.5% 10/25/40	151,991	147,989
Series 2012-149:
Class DA, 1.75% 1/25/43	49,481	44,695
Class GA, 1.75% 6/25/42	55,738	49,880
Series 2021-45 Class DA, 3% 7/25/51	395,284	339,576
Series 2021-69 Class JK, 1.5% 10/25/51	210,795	168,760
Series 2022-2 Class TH, 2.5% 2/25/52	167,554	147,684
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	422	427
Series 1999-25 Class Z, 6% 6/25/29	2,327	2,314
Series 2001-20 Class Z, 6% 5/25/31	2,719	2,743
Series 2001-31 Class ZC, 6.5% 7/25/31	1,290	1,295
Series 2002-16 Class ZD, 6.5% 4/25/32	1,130	1,152
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1074% 11/25/32 (c)(i)(j)	1,818	44
Series 2004-52 Class KZ, 5.5% 7/25/34	71,422	70,963
Series 2004-91 Class Z, 5% 12/25/34	157,942	154,815
Series 2005-117 Class JN, 4.5% 1/25/36	11,657	11,496
Series 2005-14 Class ZB, 5% 3/25/35	48,966	47,995
Series 2006-72 Class CY, 6% 8/25/26	13,559	13,566
Series 2009-59 Class HB, 5% 8/25/39	87,140	85,959
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	1,836	39
Series 2020-101 Class BA, 1.5% 9/25/45	278,138	232,415
Series 2020-43 Class MA, 2% 1/25/45	677,694	594,683
Series 2020-49 Class JA, 2% 8/25/44	113,111	99,983
Series 2020-80 Class BA, 1.5% 3/25/45	412,743	347,067
Series 2021-68 Class A, 2% 7/25/49	229,620	176,570
Series 2021-85 Class L, 2.5% 8/25/48	125,347	107,247
Series 2021-95:
Class 0, 2.5% 9/25/48	612,843	522,622
Class BA, 2.5% 6/25/49	933,210	795,701
Series 2021-96 Class HA, 2.5% 2/25/50	203,294	171,030
Series 2022-1 Class KA, 3% 5/25/48	197,646	174,817
Series 2022-11 Class B, 3% 6/25/49	236,576	212,143
Series 2022-13:
Class HA, 3% 8/25/46	232,191	212,054
Class JA, 3% 5/25/48	447,529	398,058
Class MA, 3% 5/25/44	3,642,595	3,367,351
Series 2022-15 Class GC, 3% 1/25/47	213,043	191,860
Series 2022-17 Class BH, 3% 5/25/47	236,264	213,098
Series 2022-25 Class AB, 4% 9/25/47	410,258	387,987
Series 2022-3:
Class D, 2% 2/25/48	925,944	793,293
Class N, 2% 10/25/47	2,375,953	1,980,287
Series 2022-30 Class E, 4.5% 7/25/48	519,603	495,500
Series 2022-4 Class B, 2.5% 5/25/49	149,230	127,554
Series 2022-49 Class TC, 4% 12/25/48	164,309	156,200
Series 2022-5:
Class 0, 2.5% 6/25/48	299,077	257,098
Class DA, 2.25% 11/25/47	840,084	719,556
Series 2022-69 Class AB, 4.5% 1/25/44	693,576	662,815
Series 2022-7:
Class A, 3% 5/25/48	281,823	249,294
Class E, 2.5% 11/25/47	919,980	803,211
Series 2022-9 Class BA, 3% 5/25/48	237,490	211,139
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1974% 12/25/36 (c)(i)(j)	4,304	383
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9974% 5/25/37 (c)(i)(j)	2,323	237
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6574% 3/25/33 (c)(i)(j)	559	54
Series 2005-72 Class ZC, 5.5% 8/25/35	36,129	35,943
Series 2005-79 Class ZC, 5.9% 9/25/35	20,865	20,868
Series 2007-66 Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9446% 7/25/37 (c)(f)(j)	2,903	3,429
Series 2010-135 Class ZA, 4.5% 12/25/40	8,127	7,904
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	12,334	113
Series 2010-150 Class ZC, 4.75% 1/25/41	76,779	74,508
Series 2010-39 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.030% 6.3626% 3/25/36 (c)(f)	129,099	128,962
Series 2010-95 Class ZC, 5% 9/25/40	164,074	161,707
Series 2011-39 Class ZA, 6% 11/25/32	10,498	10,678
Series 2011-4 Class PZ, 5% 2/25/41	24,673	23,264
Series 2011-67 Class AI, 4% 7/25/26 (i)	5,622	113
Series 2012-100 Class WI, 3% 9/25/27 (i)	26,525	964
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1074% 6/25/41 (c)(i)(j)	2,731	20
Series 2013-133 Class IB, 3% 4/25/32 (i)	8,156	171
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6074% 1/25/44 (c)(i)(j)	10,137	938
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2774% 6/25/35 (c)(i)(j)	12,351	851
Series 2015-42 Class IL, 6% 6/25/45 (i)	62,276	10,425
Series 2015-70 Class JC, 3% 10/25/45	68,431	64,102
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	34,970	5,932
Series 2018-45 Class GI, 4% 6/25/48 (i)	408,557	82,681
Series 2020-39 Class MG, 1.5% 6/25/40	1,160,764	935,201
Series 2020-45:
Class JC, 1.5% 7/25/40	1,186,330	955,503
Class JL, 3% 7/25/40	20,107	17,880
Series 2020-59 Class MC, 1.5% 8/25/40	1,298,051	1,044,910
Series 2021-59 Class H, 2% 6/25/48	129,701	102,451
Series 2021-66:
Class DA, 2% 1/25/48	139,602	110,987
Class DM, 2% 1/25/48	148,358	117,948
Series 2022-28 Class A, 2.5% 2/25/52	772,327	698,628
Series 2023-13 Class CK, 1.5% 11/25/50	1,362,655	1,056,191
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)	2,238	354
Series 343 Class 16, 5.5% 5/25/34 (i)	2,100	335
Series 348 Class 14, 6.5% 8/25/34 (c)(i)	1,399	270
Series 351 Class 13, 6% 3/25/34 (i)	1,306	236
Series 384 Class 6, 5% 7/25/37 (i)	8,792	1,486
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2385% 1/15/32 (c)(f)	176	175
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 3/15/32 (c)(f)	276	276
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4385% 3/15/32 (c)(f)	241	241
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 6/15/31 (c)(f)	431	431
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 3/15/32 (c)(f)	153	153
Series 2526 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.8385% 11/15/32 (c)(f)	3,194	3,172
Series 2711 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 2/15/33 (c)(f)	49,583	49,512
floater planned amortization class Series 2770 Class FH, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.8385% 3/15/34 (c)(f)	71,546	70,417
planned amortization class:
Series 2021-5141 Class JM, 1.5% 4/25/51	154,429	123,007
Series 2021-5148:
Class AD, 1.5% 10/25/51	207,530	166,356
Class PC, 1.5% 10/25/51	206,241	163,321
Series 2022-5214 Class CG, 3.5% 4/25/52	304,460	278,500
Series 2022-5220 Class PK, 3.5% 1/25/51	490,704	451,425
Series 2095 Class PE, 6% 11/15/28	2,875	2,902
Series 2101 Class PD, 6% 11/15/28	1,497	1,509
Series 2121 Class MG, 6% 2/15/29	1,194	1,203
Series 2131 Class BG, 6% 3/15/29	8,648	8,717
Series 2137 Class PG, 6% 3/15/29	1,357	1,368
Series 2154 Class PT, 6% 5/15/29	2,224	2,241
Series 2162 Class PH, 6% 6/15/29	435	438
Series 2520 Class BE, 6% 11/15/32	4,489	4,583
Series 2693 Class MD, 5.5% 10/15/33	9,697	9,658
Series 2802 Class OB, 6% 5/15/34	8,246	8,334
Series 2996 Class MK, 5.5% 6/15/35	2,564	2,581
Series 3002 Class NE, 5% 7/15/35	10,254	10,192
Series 3110 Class OP 9/15/35 (k)	2,044	1,904
Series 3119 Class PO 2/15/36 (k)	10,427	8,249
Series 3123 Class LO 3/15/36 (k)	5,893	4,704
Series 3189 Class PD, 6% 7/15/36	9,326	9,569
Series 3258 Class PM, 5.5% 12/15/36	3,542	3,594
Series 3415 Class PC, 5% 12/15/37	33,150	32,722
Series 3806 Class UP, 4.5% 2/15/41	21,209	20,547
Series 3832 Class PE, 5% 3/15/41	41,255	40,874
Series 3857 Class ZP, 5% 5/15/41	318,078	314,477
Series 4135 Class AB, 1.75% 6/15/42	42,186	37,875
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,472	1,487
Series 2004-2862 Class NE, 5% 9/15/24	28	28
Series 2020-4993 Class LA, 2% 8/25/44	647,688	573,990
Series 2020-5018:
Class LC, 3% 10/25/40	135,437	120,018
Class LY, 3% 10/25/40	102,785	91,111
Series 2020-5058 Class BE, 3% 11/25/50	454,774	385,637
Series 2021-5083 Class BA, 2.5% 5/25/32	1,069,299	1,035,766
Series 2021-5115 Class A, 2% 3/25/40	570,948	489,823
Series 2021-5139 Class JC, 2% 8/25/40	544,467	460,405
Series 2021-5147 Class WN, 2% 1/25/40	591,020	502,689
Series 2021-5169:
Class BA, 2.5% 5/25/49	591,774	505,227
Class TP, 2.5% 6/25/49	212,058	179,071
Series 2021-5175 Class CB, 2.5% 4/25/50	725,120	610,360
Series 2021-5178:
Class CT, 2% 11/25/40	596,381	500,514
Class TP, 2.5% 4/25/49	510,582	435,326
Series 2021-5180 Class KA, 2.5% 10/25/47	147,270	128,376
Series 2022-5189:
Class DA, 2.5% 5/25/49	130,214	110,864
Class TP, 2.5% 5/25/49	330,291	281,171
Series 2022-5190:
Class BA, 2.5% 11/25/47	144,887	124,689
Class CA, 2.5% 5/25/49	276,614	235,321
Series 2022-5191 Class CA, 2.5% 4/25/50	173,814	146,483
Series 2022-5197:
Class A, 2.5% 6/25/49	276,615	235,438
Class DA, 2.5% 11/25/47	110,028	94,729
Series 2022-5198 Class BA, 2.5% 11/25/47	459,788	400,168
Series 2022-5200 Class LA, 3% 10/25/48	592,619	528,042
Series 2022-5202:
Class AG, 3% 1/25/49	148,338	131,593
Class BC, 3% 5/25/48	611,350	544,086
Class LB, 2.5% 10/25/47	117,483	100,920
Class UA, 3% 4/25/50	230,750	202,444
Series 2022-5210 Class TA, 3.5% 11/25/46	136,505	124,733
Series 2135 Class JE, 6% 3/15/29	458	466
Series 2145 Class MZ, 6.5% 4/15/29	8,507	8,560
Series 2274 Class ZM, 6.5% 1/15/31	852	855
Series 2281 Class ZB, 6% 3/15/30	1,595	1,607
Series 2303 Class ZV, 6% 4/15/31	5,344	5,395
Series 2357 Class ZB, 6.5% 9/15/31	14,532	14,743
Series 2502 Class ZC, 6% 9/15/32	1,751	1,788
Series 2519 Class ZD, 5.5% 11/15/32	2,646	2,671
Series 2877 Class ZD, 5% 10/15/34	194,221	190,747
Series 2998 Class LY, 5.5% 7/15/25	1,403	1,398
Series 3007 Class EW, 5.5% 7/15/25	3,680	3,666
Series 3871 Class KB, 5.5% 6/15/41	52,946	54,128
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1615% 2/15/36 (c)(i)(j)	3,238	258
Series 2013-4281 Class AI, 4% 12/15/28 (i)	3,140	30
Series 2017-4683 Class LM, 3% 5/15/47	88,445	82,985
Series 2020-5000 Class BA, 2% 4/25/45	590,305	515,708
Series 2020-5041:
Class LA, 1.5% 11/25/40	1,346,477	1,088,479
Class LB, 3% 11/25/40	230,583	204,258
Series 2020-5046 Class PT, 1.5% 11/25/40	1,021,395	824,977
Series 2021-5083 Class VA, 1% 8/15/38	588,736	544,593
Series 2021-5092 Class CL, 3% 4/25/41	1,580,019	1,385,887
Series 2021-5176 Class AG, 2% 1/25/47	547,538	455,414
Series 2021-5182 Class A, 2.5% 10/25/48	954,603	811,404
Series 2022-5213 Class AH, 2.25% 4/25/37	560,991	511,053
Series 2022-5214 Class CB, 3.25% 4/25/52	930,296	847,765
Series 2022-5236 Class P, 5% 4/25/48	272,539	268,161
Series 2022-5266 Class CD, 4.5% 10/25/44	607,806	590,559
Series 2933 Class ZM, 5.75% 2/15/35	46,410	47,152
Series 2935 Class ZK, 5.5% 2/15/35	36,227	36,718
Series 2947 Class XZ, 6% 3/15/35	18,755	19,176
Series 2996 Class ZD, 5.5% 6/15/35	31,853	32,092
Series 3237 Class C, 5.5% 11/15/36	42,048	42,139
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2215% 11/15/36 (c)(i)(j)	13,358	1,127
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1415% 6/15/37 (c)(i)(j)	8,619	870
Series 3843 Class PZ, 5% 4/15/41	254,246	252,162
Series 3949 Class MK, 4.5% 10/15/34	7,281	7,150
Series 4055 Class BI, 3.5% 5/15/31 (i)	6,448	94
Series 4314 Class AI, 5% 3/15/34 (i)	1,701	37
Series 4427 Class LI, 3.5% 2/15/34 (i)	30,581	1,633
Series 4471 Class PA 4% 12/15/40	29,758	28,881
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6885% 5/15/37 (c)(f)	11,292	10,985
Series 2156 Class TC, 6.25% 5/15/29	750	751
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 2/15/24 (c)(f)	3	3
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	970	977
Series 2056 Class Z, 6% 5/15/28	2,242	2,261
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 20XX-5165 Class PC, 1.5% 11/25/51	264,075	212,591
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	208,470	176,286
Class GC, 2% 11/25/47	118,005	100,256
Series 2021-5164 Class M, 2.5% 7/25/48	212,828	180,031
Series 4341 Class ML, 3.5% 11/15/31	181,078	173,956
Series 4386 Class AZ, 4.5% 11/15/40	96,507	92,287
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.246% 6/16/37 (c)(i)(j)	5,655	516
Series 2007-59 Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9456% 7/20/37 (c)(f)	41,685	41,027
Series 2008-2 Class FD, CME Term SOFR 1 Month Index + 0.590% 5.9256% 1/20/38 (c)(f)	10,775	10,592
Series 2008-73 Class FA, CME Term SOFR 1 Month Index + 0.970% 6.3056% 8/20/38 (c)(f)	58,615	58,517
Series 2008-83 Class FB, CME Term SOFR 1 Month Index + 1.010% 6.3456% 9/20/38 (c)(f)	43,818	43,799
Series 2009-108 Class CF, CME Term SOFR 1 Month Index + 0.710% 6.044% 11/16/39 (c)(f)	54,767	54,016
Series 2009-116 Class KF, CME Term SOFR 1 Month Index + 0.640% 5.974% 12/16/39 (c)(f)	33,551	32,996
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9905% 3/20/60 (c)(f)(h)	43,244	43,090
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7705% 7/20/60 (c)(f)(h)	432,760	429,936
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7386% 9/20/60 (c)(f)(h)	402,312	399,225
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7386% 8/20/60 (c)(f)(h)	343,509	340,926
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8186% 12/20/60 (c)(f)(h)	196,735	195,610
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 12/20/60 (c)(f)(h)	162,342	161,690
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 2/20/61 (c)(f)(h)	142,011	141,323
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9286% 2/20/61 (c)(f)(h)	198,588	197,604
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 4/20/61 (c)(f)(h)	160,349	159,694
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (c)(f)(h)	247,659	246,846
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (c)(f)(h)	178,937	178,242
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9686% 6/20/61 (c)(f)(h)	192,342	191,644
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9886% 9/20/61 (c)(f)(h)	70,116	69,875
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 10/20/61 (c)(f)(h)	203,204	202,640
Series 2012-98 Class FA, CME Term SOFR 1 Month Index + 0.510% 5.8456% 8/20/42 (c)(f)	45,165	43,766
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 11/20/61 (c)(f)(h)	210,407	210,052
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 1/20/62 (c)(f)(h)	103,185	102,994
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 1/20/62 (c)(f)(h)	189,645	189,079
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 3/20/62 (c)(f)(h)	102,025	101,654
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 4.8706% 5/20/61 (c)(f)(h)	2,132	2,112
Series 2013-H19 Class FC, CME Term SOFR 1 Month Index + 0.600% 6.0386% 8/20/63 (c)(f)(h)	8,481	8,458
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 1/20/64 (c)(f)(h)	13,405	13,365
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0386% 12/20/63 (c)(f)(h)	45,082	44,992
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 6/20/64 (c)(f)(h)	49,287	49,087
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7186% 5/20/63 (c)(f)(h)	3,649	3,417
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6386% 4/20/63 (c)(f)(h)	4,858	4,792
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8386% 12/20/62 (c)(f)(h)	1,831	1,795
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	247,038	242,023
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	14,988	963
Series 2011-68 Class EC, 3.5% 4/20/41	23,318	22,390
Series 2016-69 Class WA, 3% 2/20/46	48,334	43,527
Series 2017-134 Class BA, 2.5% 11/20/46	63,521	55,927
Series 2017-153 Class GA, 3% 9/20/47	126,693	111,202
Series 2017-182 Class KA, 3% 10/20/47	99,982	88,759
Series 2018-13 Class Q, 3% 4/20/47	124,978	113,234
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	15,618	15,224
Series 2010-160 Class DY, 4% 12/20/40	120,870	114,945
Series 2010-170 Class B, 4% 12/20/40	26,627	25,316
Series 2011-69 Class GX, 4.5% 5/16/40	200,710	198,489
Series 2014-H04 Class HA, 2.75% 2/20/64 (h)	112,775	110,594
Series 2017-139 Class BA, 3% 9/20/47	222,497	195,935
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	449,231	429,376
Series 2004-22 Class M1, 5.5% 4/20/34	85,275	86,183
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.056% 5/16/34 (c)(i)(j)	3,257	205
Series 2010-116 Class QB, 4% 9/16/40	8,999	8,626
Series 2010-169 Class Z, 4.5% 12/20/40	382,818	344,739
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7705% 5/20/60 (c)(f)(h)	27,665	27,494
Series 2010-H16 Class BA, 3.55% 7/20/60 (h)	64,072	62,334
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(h)	4,515	4,456
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6545% 7/20/41 (c)(i)(j)	11,122	925
Series 2013-149 Class MA, 2.5% 5/20/40	80,174	76,659
Series 2013-H01 Class FA, 1.65% 1/20/63 (h)	22	20
Series 2013-H04 Class BA, 1.65% 2/20/63 (h)	175	158
Series 2014-2 Class BA, 3% 1/20/44	240,354	214,691
Series 2014-21 Class HA, 3% 2/20/44	88,979	79,641
Series 2014-25 Class HC, 3% 2/20/44	151,210	134,484
Series 2014-5 Class A, 3% 1/20/44	126,968	113,452
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	1,293	1,208
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(h)	14,269	13,676
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.96% 5/20/66 (c)(f)(h)	320,611	319,629
Series 2017-186 Class HK, 3% 11/16/45	130,238	116,265
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.81% 8/20/66 (c)(f)(h)	556,334	554,142
Series 2090-118 Class XZ, 5% 12/20/39	907,718	896,825
TOTAL U.S. GOVERNMENT AGENCY		51,839,321
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $57,412,135)		56,569,072

Commercial Mortgage Securities - 5.4%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.473% 1/15/39 (b)(c)(f)	1,005,000	979,647
Class B, CME Term SOFR 1 Month Index + 1.550% 6.873% 1/15/39 (b)(c)(f)	190,000	184,313
Class C, CME Term SOFR 1 Month Index + 2.150% 7.473% 1/15/39 (b)(c)(f)	136,000	131,212
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	1,500,000	1,373,751
Class ANM, 3.112% 11/5/32 (b)	778,000	699,167
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	132,000	107,933
Class CNM, 3.8425% 11/5/32 (b)(c)	100,000	73,705
BANK sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	800,000	736,617
Series 2018-BN10 Class A5, 3.688% 2/15/61	500,000	462,540
Series 2018-BN14 Class A4, 4.231% 9/15/60	1,600,000	1,504,430
Series 2019-BN20 Class ASB, 2.933% 9/15/62	100,000	92,312
Series 2019-BN21 Class A5, 2.851% 10/17/52	962,049	820,584
Series 2019-BN23 Class ASB, 2.846% 12/15/52	100,000	91,918
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	300,000	298,744
Class A3, 6.26% 4/15/56	800,000	811,873
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A4, 3.953% 8/15/61	300,000	278,708
BANK Trust sequential payer Series 2017-BNK5 Class A5, 3.39% 6/15/60	1,000,000	923,647
BBCMS Mortgage Trust sequential payer Series 2021-C10 Class ASB, 2.268% 7/15/54	200,000	173,703
Bbcms Mortgage Trust 2023-C21 sequential payer Series 2023-C21 Class A3, 6.5061% 9/15/56 (c)	400,000	406,591
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	300,000	306,914
Benchmark 2023-V4 Mtg Trust sequential payer Series 2023-V4 Class A3, 6.8409% 11/15/56	800,000	835,195
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	4,151,000	3,869,225
Series 2019-B15 Class AAB, 2.859% 12/15/72	200,000	183,024
Series 2019-B12 Class XA, 1.1612% 8/15/52 (c)(i)	7,730,004	270,283
Series 2019-B14 Class XA, 0.8975% 12/15/62 (c)(i)	4,518,167	121,436
Bmo 2023-5C1 Mtg Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	400,000	410,582
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2209% 4/15/37 (b)(c)(f)	3,387,000	3,327,660
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7699% 4/15/37 (b)(c)(f)	900,000	871,603
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1266% 10/15/36 (b)(c)(f)	1,912,000	1,866,996
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3363% 10/15/36 (b)(c)(f)	268,000	259,337
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5361% 10/15/36 (b)(c)(f)	2,044,000	1,965,103
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7358% 10/15/36 (b)(c)(f)	349,000	333,339
Class E, CME Term SOFR 1 Month Index + 2.060% 7.385% 10/15/36 (b)(c)(f)	1,213,000	1,158,570
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3358% 2/15/39 (b)(c)(f)	2,068,107	2,018,156
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6352% 2/15/39 (b)(c)(f)	622,943	604,185
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8846% 2/15/39 (b)(c)(f)	622,943	598,715
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2837% 2/15/39 (b)(c)(f)	622,943	592,465
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6693% 4/15/34 (b)(c)(f)	614,000	607,631
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9693% 4/15/34 (b)(c)(f)	406,000	399,684
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2693% 4/15/34 (b)(c)(f)	426,000	417,716
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3693% 4/15/34 (b)(c)(f)	814,000	807,667
BX Trust:
floater:
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5174% 10/15/36 (b)(c)(f)	1,758,650	1,745,256
Class C, CME Term SOFR 1 Month Index + 1.360% 6.6874% 10/15/36 (b)(c)(f)	1,352,350	1,340,334
Class D, CME Term SOFR 1 Month Index + 1.560% 6.8874% 10/15/36 (b)(c)(f)	1,375,300	1,361,335
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2374% 10/15/36 (b)(c)(f)	4,313,750	4,266,047
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4879% 8/15/39 (b)(c)(f)	2,353,000	2,355,210
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.8139% 4/15/37 (b)(c)(f)	1,409,257	1,388,043
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2629% 4/15/37 (b)(c)(f)	718,157	706,445
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6129% 4/15/37 (b)(c)(f)	162,339	159,284
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1619% 4/15/37 (b)(c)(f)	136,056	132,813
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3574% 10/15/36 (b)(c)(f)	1,731,044	1,726,649
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1075% 6/15/38 (b)(c)(f)	4,736,722	4,645,983
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.110% 6.44% 12/15/37 (b)(c)(f)	100,000	99,435
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	1,833,060	1,615,734
CFCRE Commercial Mortgage Trust sequential payer:
Series 2016-C7 Class A2, 3.5853% 12/10/54	228,740	212,822
Series 2017-C8 Class A3, 3.3048% 6/15/50	245,012	225,332
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3874% 11/15/36 (b)(c)(f)	580,000	570,040
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6874% 11/15/36 (b)(c)(f)	200,000	195,210
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1 Class A3, 3.197% 8/15/50	290,294	265,825
Citigroup Commercial Mortgage Trust:
sequential payer Series 2018-B2 Class A4, 4.009% 3/10/51	1,200,000	1,117,699
Series 2015-GC29 Class XA, 1.1505% 4/10/48 (c)(i)	2,674,204	26,975
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	257,000	253,449
Series 2015-DC1 Class A4, 3.078% 2/10/48	1,276,354	1,251,128
Series 2014-CR17 Class XA, 1.0583% 5/10/47 (c)(i)	1,248,040	906
Series 2014-LC17 Class XA, 0.798% 10/10/47 (c)(i)	2,155,801	6,227
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.35% 5/15/36 (b)(c)(f)	5,921,269	5,907,919
Class B, CME Term SOFR 1 Month Index + 1.270% 6.6% 5/15/36 (b)(c)(f)	860,858	857,809
Class C, CME Term SOFR 1 Month Index + 1.470% 6.8% 5/15/36 (b)(c)(f)	836,918	832,067
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	398,576	364,135
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	594,000	591,643
Class B, 4.5349% 4/15/36 (b)	107,000	106,192
Class C, 4.9414% 4/15/36 (b)(c)	123,000	121,832
Class D, 4.9414% 4/15/36 (b)(c)	245,000	242,181
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class A3, 3.9585% 8/15/51	280,000	258,937
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 Month Index + 2.290% 7.62% 12/15/30 (b)(c)(f)	1,296,000	1,190,894
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1385% 11/15/38 (b)(c)(f)	8,091,582	7,918,922
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5577% 11/15/38 (b)(c)(f)	1,134,679	1,106,196
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5175% 7/15/38 (b)(c)(f)	4,511,519	4,459,105
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8175% 7/15/38 (b)(c)(f)	431,635	422,977
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1375% 7/15/38 (b)(c)(f)	318,096	311,105
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6875% 7/15/38 (b)(c)(f)	639,945	628,006
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	1,082,114	1,055,666
Series 2015-K049 Class A2, 3.01% 7/25/25	157,000	151,559
Series 2020-K117 Class A2, 1.406% 8/25/30	700,000	560,318
Series 2021-K126 Class A2, 2.074% 1/25/31	1,600,000	1,325,419
Series 2021-K136 Class A2, 2.127% 11/25/31	700,000	570,251
Series 2022-K143 Class A2, 2.35% 3/25/32	700,000	575,928
Series 2022-K149 Class A2, 3.53% 8/25/32	1,700,000	1,526,680
Series 2022-K750 Class A2, 3% 9/25/29	700,000	635,991
Series 2023-157 Class A2, 4.2% 5/25/33	440,000	413,994
Series 2023-160 Class A1, 4.68% 10/25/32	599,700	585,693
Series 2023-K-153 Class A2, 3.82% 12/25/32	790,000	723,125
Series 2023-K751 Class A2, 4.412% 3/25/30	300,000	291,424
Series K058 Class A2, 2.653% 8/25/26	1,126,000	1,060,040
Series 2017-K068 Class A2, 3.244% 8/25/27	1,353,000	1,278,679
Series 2022 K748 Class A2, 2.26% 1/25/29	2,729,000	2,408,289
Series K086 Class A2, 3.859% 11/25/28	1,611,000	1,539,443
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3875% 9/15/31 (b)(c)(f)	718,233	710,775
Series 2018-HART Class A, CME Term SOFR 1 Month Index + 1.140% 6.473% 10/15/31 (b)(c)(f)	316,543	288,164
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 10/15/36 (b)(c)(f)	1,036,000	994,129
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5875% 10/15/36 (b)(c)(f)	160,000	149,513
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9875% 10/15/36 (b)(c)(f)	132,000	121,651
sequential payer:
Series 2017-GS6 Class A2, 3.164% 5/10/50	95,259	87,782
Series 2018-GS9 Class A4, 3.992% 3/10/51	200,000	182,520
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8116% 8/15/39 (b)(c)(f)	2,256,000	2,260,241
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C4 Class A2, 2.8822% 12/15/49	212,105	195,058
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	476,000	414,216
Class CFX, 4.9498% 7/5/33 (b)	103,000	78,301
Class DFX, 5.3503% 7/5/33 (b)	159,000	112,922
Class EFX, 5.3635% 7/5/33 (b)(c)	218,000	143,924
Class XAFX, 1.2948% 7/5/33 (b)(c)(i)	2,000,000	54,011
LCCM Mortgage Loan Trust sequential payer Series 2017-LC26 Class A3, 3.289% 7/12/50 (b)	1,261,810	1,175,569
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6182% 5/15/39 (b)(c)(f)	2,726,000	2,669,550
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1168% 5/15/39 (b)(c)(f)	1,630,000	1,578,890
Class C, CME Term SOFR 1 Month Index + 2.090% 7.416% 5/15/39 (b)(c)(f)	913,000	883,227
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8648% 5/15/39 (b)(c)(f)	812,000	764,193
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 3/15/38 (b)(c)(f)	1,199,224	1,169,078
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3175% 3/15/38 (b)(c)(f)	331,261	321,685
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5375% 3/15/38 (b)(c)(f)	208,390	200,795
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8375% 3/15/38 (b)(c)(f)	289,976	277,586
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1875% 3/15/38 (b)(c)(f)	253,606	240,858
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 7/15/38 (b)(c)(f)	200,000	196,107
Morgan Stanley Capital sequential payer Series 2016-UB11 Class A4, 2.782% 8/15/49	1,000,000	915,416
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, CME Term SOFR 1 Month Index + 1.290% 6.62% 8/15/33 (b)(c)(f)	501,600	341,080
Class C, CME Term SOFR 1 Month Index + 1.540% 6.87% 8/15/33 (b)(c)(f)(l)	1,208,000	676,460
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	500,000	460,050
Series 2017-HR2 Class A4, 3.587% 12/15/50	270,000	247,402
Series 2018-L1 Class A3, 4.139% 10/15/51	1,070,000	997,807
Series 2019-L2 Class A3, 3.806% 3/15/52	400,000	365,542
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	1,798,000	1,643,363
Series 2018-H4 Class A4, 4.31% 12/15/51	5,485,000	5,130,388
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	246,000	216,371
Class C, 3.283% 11/10/36 (b)(c)	235,000	200,056
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4131% 10/15/28 (b)(c)(f)	1,428,000	1,427,999
Class B, CME Term SOFR 1 Month Index + 3.830% 9.162% 10/15/28 (b)(c)(f)	3,360,000	3,352,557
OPG Trust floater Series 2021-PORT:
Class A, CME Term SOFR 1 Month Index + 0.590% 5.9215% 10/15/36 (b)(c)(f)	192,239	187,171
Class B, CME Term SOFR 1 Month Index + 0.820% 6.1505% 10/15/36 (b)(c)(f)	917,086	888,305
Prima Capital Ltd.:
floater Series 2021-9A Class B, CME Term SOFR 1 Month Index + 1.910% 7.2456% 12/15/37 (b)(c)(f)	444,000	432,731
floater sequential payer Series 2021-9A Class A, CME Term SOFR 1 Month Index + 1.560% 6.898% 12/15/37 (b)(c)(f)	88,682	88,419
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3229% 2/15/39 (b)(c)(f)	457,000	429,481
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9729% 2/15/39 (b)(c)(f)	237,000	220,351
SREIT Trust floater Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1682% 11/15/38 (b)(c)(f)	6,451,000	6,331,426
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5172% 11/15/38 (b)(c)(f)	4,130,000	4,042,578
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7664% 11/15/38 (b)(c)(f)	605,000	586,843
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0156% 11/15/38 (b)(c)(f)	398,000	385,762
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1539% 12/15/50 (c)(i)	1,243,209	37,636
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,382,000	1,072,055
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	1,276,000	991,566
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6375% 5/15/31 (b)(c)(f)	953,000	924,266
sequential payer Series 2021-C61 Class ASB, 2.525% 11/15/54	100,000	86,642
Series 2017-C42 Class XA, 1.0052% 12/15/50 (c)(i)	3,520,516	98,704
Series 2018-C46 Class XA, 1.0822% 8/15/51 (c)(i)	2,332,617	53,971
Series 2018-C48 Class A5, 4.302% 1/15/52	824,434	772,435
Wells Fargo Commercial Mtg Trust sequential payer Series 2016-C37, Class A4, 3.525% 12/15/49	917,635	868,101
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.1387% 8/15/47 (c)(i)	789,122	4,177
Series 2014-LC14 Class XA, 1.3053% 3/15/47 (c)(i)	568,459	16
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $151,314,106)		147,415,353

Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
Argentine Republic:
0.75% 7/9/30 (m)	685,010	253,454
1% 7/9/29	75,245	27,201
3.625% 7/9/35 (m)	1,254,989	404,734
Dominican Republic:
4.5% 1/30/30 (b)	1,200,000	1,055,400
5.95% 1/25/27 (b)	2,850,000	2,797,275
6% 7/19/28 (b)	550,000	535,255
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	915,000	704,550
Indonesian Republic 4.2% 10/15/50	2,100,000	1,714,356
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	595,000	531,038
4.5% 4/22/60 (b)	390,000	305,663
State of Qatar 4.4% 4/16/50 (b)	1,390,000	1,164,612
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,230,085)		9,493,538

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (c)	401,000	372,356
Regions Bank 6.45% 6/26/37	250,000	241,286
TOTAL BANK NOTES (Cost $694,652)		613,642

Fixed-Income Funds - 17.6%
	Shares	Value ($)
Fidelity Emerging Markets Debt Central Fund (n)	8,354,945	63,330,483
Fidelity Floating Rate Central Fund (n)	1,640,470	160,421,555
Fidelity International Credit Central Fund (n)	1,058,496	81,726,459
Fidelity Specialized High Income Central Fund (n)	2,114,580	178,407,137
TOTAL FIXED-INCOME FUNDS (Cost $524,073,764)		483,885,634

Money Market Funds - 5.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (o)	150,527,176	150,557,281
Fidelity Securities Lending Cash Central Fund 5.39% (o)(p)	579,611	579,669
TOTAL MONEY MARKET FUNDS (Cost $151,136,205)		151,136,950

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.305% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	2,900,000	148,096

Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.305% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	2,900,000	82,393

TOTAL PURCHASED SWAPTIONS (Cost $236,002)			230,489

TOTAL INVESTMENT IN SECURITIES - 119.0% (Cost $3,442,459,786)	3,270,727,520
NET OTHER ASSETS (LIABILITIES) - (19.0)% (q)	(522,767,405)
NET ASSETS - 100.0%	2,747,960,115

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/53	(8,600,000)	(6,945,009)
2% 12/1/53	(5,300,000)	(4,280,064)
2% 12/1/53	(10,450,000)	(8,438,994)
2% 12/1/53	(7,850,000)	(6,339,340)
2% 12/1/53	(2,875,000)	(2,321,733)
2.5% 12/1/53	(8,800,000)	(7,353,297)
2.5% 12/1/53	(11,550,000)	(9,651,202)
3% 12/1/53	(9,550,000)	(8,271,011)
3% 12/1/53	(6,100,000)	(5,283,054)
3.5% 12/1/53	(3,950,000)	(3,532,912)
3.5% 12/1/53	(3,925,000)	(3,510,551)
5.5% 12/1/53	(1,500,000)	(1,490,216)
5.5% 12/1/53	(3,975,000)	(3,949,072)
6.5% 12/1/53	(2,450,000)	(2,491,381)
6.5% 12/1/53	(1,250,000)	(1,271,113)

TOTAL GINNIE MAE		(75,128,949)

Uniform Mortgage Backed Securities
2% 12/1/53	(2,500,000)	(1,944,936)
2% 12/1/53	(29,200,000)	(22,716,855)
2% 12/1/53	(2,800,000)	(2,178,329)
2% 12/1/53	(9,650,000)	(7,507,454)
2% 12/1/53	(2,500,000)	(1,944,936)
2% 12/1/53	(1,800,000)	(1,400,354)
2% 12/1/53	(15,050,000)	(11,708,516)
2% 12/1/53	(2,900,000)	(2,256,126)
2% 12/1/53	(22,575,000)	(17,562,774)
2% 12/1/53	(1,000,000)	(777,975)
2.5% 12/1/53	(15,050,000)	(12,205,789)
2.5% 12/1/53	(1,000,000)	(811,016)
3% 12/1/53	(22,650,000)	(19,121,563)
3% 12/1/53	(9,000,000)	(7,597,972)
3% 12/1/53	(3,350,000)	(2,828,134)
3% 12/1/53	(14,100,000)	(11,903,489)
3% 12/1/53	(1,875,000)	(1,582,911)
3% 12/1/53	(6,675,000)	(5,635,163)
3% 12/1/53	(200,000)	(168,844)
3.5% 12/1/53	(700,000)	(614,332)
3.5% 12/1/53	(7,825,000)	(6,867,353)
3.5% 12/1/53	(11,950,000)	(10,487,523)
3.5% 12/1/53	(3,700,000)	(3,247,183)
4% 12/1/53	(2,075,000)	(1,885,171)
4% 12/1/53	(400,000)	(363,406)
4.5% 12/1/53	(1,000,000)	(937,109)
4.5% 12/1/53	(800,000)	(749,687)
4.5% 12/1/53	(1,100,000)	(1,030,820)
4.5% 12/1/53	(3,800,000)	(3,561,014)
5% 12/1/38	(1,100,000)	(1,072,070)
5% 12/1/38	(1,950,000)	(1,900,488)
5% 12/1/53	(1,000,000)	(963,320)
5% 12/1/53	(700,000)	(674,324)
5.5% 12/1/53	(700,000)	(690,211)
5.5% 12/1/53	(2,000,000)	(1,972,032)
5.5% 12/1/53	(700,000)	(690,211)
5.5% 12/1/53	(1,800,000)	(1,774,829)
5.5% 12/1/53	(2,700,000)	(2,662,243)
5.5% 12/1/53	(700,000)	(690,211)
5.5% 12/1/53	(575,000)	(566,959)
6.5% 12/1/53	(1,800,000)	(1,829,249)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(177,082,881)

TOTAL TBA SALE COMMITMENTS (Proceeds $248,267,251)		(252,211,830)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	226	Mar 2024	46,208,172	135,872	135,872
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,389	Mar 2024	255,268,383	1,183,397	1,183,397

TOTAL PURCHASED					1,319,269

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	319	Mar 2024	35,025,203	(183,573)	(183,573)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	130	Mar 2024	13,890,703	(65,262)	(65,262)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	83	Mar 2024	9,664,313	(47,521)	(47,521)

TOTAL SOLD					(296,356)

TOTAL FUTURES CONTRACTS					1,022,913
The notional amount of futures purchased as a percentage of Net Assets is 11.0%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	40,000	521	(434)	87
CMBX N.A. AAA Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	70,000	2,103	(3,140)	(1,037)
CMBX N.A. BBB Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	70,000	15,493	(20,023)	(4,530)
CMBX N.A. BBB- Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly	190,000	53,920	(50,881)	3,039
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	140,000	30,985	(40,512)	(9,527)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	280,000	61,971	(63,751)	(1,780)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	80,000	17,706	(22,271)	(4,565)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	100,000	22,132	(24,755)	(2,623)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	190,000	42,052	(46,859)	(4,807)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	160,000	35,412	(42,625)	(7,213)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	460,000	101,809	(136,519)	(34,710)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	130,000	28,772	(32,216)	(3,444)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	60,000	13,279	(14,583)	(1,304)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	150,000	33,199	(38,892)	(5,693)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	40,000	8,853	(10,651)	(1,798)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	160,000	35,412	(46,793)	(11,381)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	200,000	44,265	(60,247)	(15,982)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	90,000	19,919	(27,588)	(7,669)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	140,000	30,985	(39,705)	(8,720)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	190,000	42,052	(46,113)	(4,061)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	130,000	28,772	(32,547)	(3,775)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	190,000	42,052	(47,803)	(5,751)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	150,000	33,199	(35,924)	(2,725)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	140,000	30,985	(32,629)	(1,644)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	170,000	37,625	(43,542)	(5,917)

TOTAL BUY PROTECTION							813,473	(961,003)	(147,530)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	40,000	(521)	942	421
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly	930,000	(21,856)	25,662	3,806
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	1,230,000	(28,907)	33,257	4,350
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	690,000	(16,216)	18,656	2,440

TOTAL SELL PROTECTION							(67,500)	78,517	11,017
TOTAL CREDIT DEFAULT SWAPS							745,973	(882,486)	(136,513)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Dec 2025	33,310,000	(228,642)	0	(228,642)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Dec 2026	8,920,000	(87,928)	0	(87,928)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2028	720,000	(9,975)	0	(9,975)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2030	11,960,000	(285,139)	0	(285,139)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2043	2,610,000	(69,792)	0	(69,792)
TOTAL INTEREST RATE SWAPS							(681,476)	0	(681,476)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $350,930,433 or 12.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security is on loan at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,780,191.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l)	Level 3 security
(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.
(q)	Includes $1,455,126 of cash collateral segregated to cover margin requirements for centrally cleared OTC swaps.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	84,973,598	530,760,281	465,176,598	1,647,800	-	-	150,557,281	0.3%
Fidelity Emerging Markets Debt Central Fund	42,002,712	20,684,352	-	684,352	-	643,419	63,330,483	3.1%
Fidelity Floating Rate Central Fund	157,041,077	3,837,655	-	3,837,656	-	(457,177)	160,421,555	11.1%
Fidelity International Credit Central Fund	50,413,382	30,519,155	-	519,155	-	793,922	81,726,459	35.3%
Fidelity Securities Lending Cash Central Fund 5.39%	50,201,734	666,317,701	715,939,766	28,073	-	-	579,669	0.0%
Fidelity Specialized High Income Central Fund	144,791,683	32,207,718	-	2,207,717	-	1,407,736	178,407,137	44.6%
Total	529,424,186	1,284,326,862	1,181,116,364	8,924,753	-	2,387,900	635,022,584

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.